STOCK-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF ISO ACTIVITY AND RELATED INFORMATION

The following table summarizes the Company’s ISO activity and related information for the six months ended June 30, 2026:

	Number of Options	Weighted Avg Exercise Price	Weighted Average Contractual Term in Years
Outstanding at January 1, 2026	15,113,046	$1.07	7.44
Granted	—	—	—
Exercised	—	—	—
Forfeited, cancelled and expired	—	—	—
Outstanding at June 30, 2026	15,113,046	$1.07	6.94
Exercisable at June 30, 2026	14,768,046	$1.07	6.89

The following table summarizes the Company’s incentive stock option activity and related information for the years ended December 31, 2025 and 2024:

Weighted
	Weighted		Average
	Average		Contractual
Number of	Exercise		Term in
Options	Price		Years
Outstanding at January 1, 2024	8,973,046	$1.11	7.97
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Cancelled	—	—	—
Vested	—	—	—
Expired	—	—	—
Outstanding at December 31, 2024	8,973,046	1.11	6.97

Granted	6,140,000	1.00	10.00
Exercised	—	—	—
Forfeited	—	—	—
Cancelled	—	—	—
Vested	—	—	—
Expired	—	—	—
Outstanding at December 31, 2025	15,113,046	$1.07	7.44
Exercisable at December 31, 2025	14,653,046	$1.07	7.37

SCHEDULE OF TIME BASED RSU ACTIVITY

The following table summarizes the Company’s time based RSU activity for the six months ended June 30, 2026:

	Number of Units	Weighted-Average Grant Date Fair Value
Unvested as of December 31, 2025	—	$—
Granted	9,062,500	3.00
Vested	(4,062,500)	3.00
Forfeited or cancelled	—	—
Unvested as of June 30, 2026	5,000,000	$3.00

SCHEDULE OF ASSUMPTIONS USED IN SHARE-BASED COMPENSATION
2025
Exercise price	1.00
Share price	1.00
Volatility	111.33% - 118.54%
Risk-free interest rate	3.65% - 3.77%
Dividend yield	0.0
Expected term	5.0 to 5.63 years